Spectrum Low Volatility Fund

Advisor Class Shares SVASX

Supplement dated April 30, 2024
to the Prospectus and Summary Prospectus each dated February 1, 2024

_____________________________________________________________________________________________

Elena Piper no longer serves as an assistant portfolio manager to the Fund. Any references to the contrary should be disregarded.

************************

This Supplement and the existing Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) each dated February 1, 2024, provide relevant information for all shareholders and should be retained for future reference. These documents, which have been filed with the U.S Securities and Exchange Commission, are incorporated by reference. The Prospectus, Summary Prospectus and SAI can be obtained without charge by visiting www.thespectrumfunds.com or by calling 1-866-862-9686.